Notes Payable (Details) - Schedule of minimum principal payments under notes payable - USD ($)	Jul. 31, 2022	Oct. 31, 2021
Schedule Of Minimum Principal Payments Under Notes Payable Abstract
Year ended October 31, 2022	$ 15,620	$ 15,620
Year ended October 31, 2023	6,369	6,369
Year ended October 31, 2024	6,608	6,608
Year ended October 31, 2025	6,859	6,859
Thereafter	271,444	271,444
Total principal payments	$ 306,900	$ 306,900